Business Combination - Schedule of Assets and Liabilities Recognised (Details) - Troll Housing AS and Tydal Data Center [Member] $ in Thousands	Apr. 15, 2024 USD ($)
Fair value of assets acquired and liabilities assumed
Cash and cash equivalents	$ 8,723
Trade receivables	49
Prepayments and other assets	2,690
Right-of-use assets	122
Property, plant and equipment	1,323
Identified intangible assets: rights to electrical capacity	22,429
Deferred tax assets	32
Trade payables	(3,367)
Other payables and accruals	(16,384)
Income tax payables	(1,962)
Lease liabilities	(122)
Deferred tax liabilities	(5,093)
Net identifiable assets acquired	8,440
Goodwill	14,451
Net assets acquired	$ 22,891